Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions
Note 13. Related Party Transactions
See Note 5, Debt for details of promissory notes issued by the Company to certain investors of the Company (or an affiliate thereof).
See
Note 9, Stock-based compensation for details of partial recourse promissory notes issued by the Company to certain executives and employees.

Note 15. Related Party Transactions
From August 1, 2018 through December 31, 2019, the founder of the Company participated in convertible notes financings in the amount of $11.8 million. Interest on the convertible notes accrued at the rate of 5% per annum. Accrued interest related to the convertible notes purchased by the founder for the years ended December 31, 2019 and 2020 totaled $0.6 million and $0.2 million, respectively. As of December 31, 2019 and 2020, the balance of the convertible notes owned by the founder was $11.8 million and $0 million, respectively. The founder participated on the same terms and conditions as all other investors.
Cox Enterprises is the parent company of Cox Automotive, a customer of the Company, and Cox Investment Holdings, Inc., a major investor of the Company. For the years ended December 31, 2019 and 2020, revenue from Cox Automotive totaled $0.1 million and less than $0.1 million, respectively. There were no accounts receivable outstanding as of December 31, 2019 and 2020.
See Note 11 Stock-based compensation for details of partial recourse promissory notes issued by the Company to certain executives and employees.